SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jul. 12, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents		$ 0		$ 0		$ 0	$ 0	$ 0
Cash withdrawn from Trust Account to pay franchise and income taxes				4,852,423			195,000
Cash withdrawn from Trust Account for working capital purposes				$ 1,000,000			$ 1,000,000
Effective income tax rate reconciliation, percent		32.79%	35.47%	47.47%		(0.20%)	27.30%	0.23%
Statutory federal income tax rate (in percent)		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits		$ 0		$ 0			$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0			0
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	$ 26,652,125						$ 26,652,125